Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Statements Line Items
Cash and cash equivalents [Text Block]

8.                   Cash and cash equivalents

	December 31,	December 31,
	2018	2017
	$	$

Cash	174,265	266,785
Cash equivalents	-	66,920

	174,265	333,705

As at December 31, 2018 and 2017, cash held in U.S. dollars amounted respectively to $71.9 million (US$52.7 million) and $69.5 million (US$55.4 million). As at December 31, 2017, cash equivalents were comprised of banker’s acceptances bearing a weighted average interest rate of 1.25% and having maturity dates in January 2018.